Related Party Transactions and Balances (Details)	6 Months Ended			12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Sep. 30, 2024 HKD ($)
Related Party Transactions and Balances [Line Items]
Lease property				$ 70,500
Annual rental expense				$ 846,000
Lease expenses	$ 1,097,367		$ 483,000
Chan Ming Dave [Member]
Related Party Transactions and Balances [Line Items]
Capital contributions			762,688
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Lease expenses		$ 198,000	$ 423,000